As filed with the Securities and Exchange Commission on May 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22558

Brookfield Investment Funds
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2014
	Shares	Value
COMMON STOCKS – 96.8%
AUSTRALIA – 3.0%
Electric Utilities & Generation – 1.0%
Origin Energy Limited	301,800	$4,008,515
Toll Roads – 2.0%
Transurban Group	1,213,400	8,180,237
Total AUSTRALIA		12,188,752
BRAZIL – 3.2%
Toll Roads – 2.1%
CCR SA	1,118,750	8,524,983
Water – 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo	480,000	4,444,800
Total BRAZIL		12,969,783
CANADA – 12.7%
Pipelines – 10.5%
Enbridge, Inc.	432,800	19,657,067
Inter Pipeline Ltd.	227,600	6,009,628
Pembina Pipeline Corp.	155,500	5,904,921
TransCanada Corp.	177,100	8,050,000
Veresen, Inc.	195,600	2,951,251
Total Pipelines		42,572,867
Rail – 2.2%
Canadian National Railway Co.	154,500	8,680,231
Total CANADA		51,253,098
CHINA – 5.6%
Gas Utilities – 1.6%
ENN Energy Holdings Ltd.	904,700	6,311,537
Pipelines – 3.7%
Beijing Enterprises Holdings Ltd.	823,100	7,383,499
Kunlun Energy Company Ltd	4,517,000	7,568,878
Total Pipelines		14,952,377
Toll Roads – 0.3%
Zhejiang Expressway Company Ltd.	1,511,100	1,376,654
Total CHINA		22,640,568
FRANCE – 3.8%
Communications – 1.8%
Eutelsat Communications SA	212,500	7,211,370
Electric Utilities & Generation – 1.0%
GDF Suez	151,400	4,141,569
Toll Roads – 1.0%
Vinci SA	55,100	4,090,058
Total FRANCE		15,442,997
HONG KONG – 1.1%
Ports – 1.1%
COSCO Pacific Ltd.	3,550,200	4,544,036
Total HONG KONG		4,544,036
ITALY – 5.6%
Pipelines – 2.9%
Snam SpA	1,987,234	11,640,342
Toll Roads – 2.7%
Atlantia SpA	425,400	10,930,547
Total ITALY		22,570,889
JAPAN – 2.1%
Oil & Gas Storage & Transportation – 2.1%
Tokyo Gas Company Ltd.	1,645,400	8,343,246

Total JAPAN		8,343,246
MEXICO – 0.5%
Pipelines – 0.5%
Infraestructura Energetica Nova SAB de CV	360,100	1,865,663
Total MEXICO		1,865,663
SPAIN – 4.7%
Electricity Transmission & Distribution – 0.7%
Red Electrica Corp. SA	33,500	2,724,073
Toll Roads – 4.0%
Ferrovial SA	622,700	13,498,818
Obrascon Huarte Lain SA	65,200	2,836,661
Total Toll Roads		16,335,479
Total SPAIN		19,059,552
SWITZERLAND – 2.0%
Airports – 2.0%
Flughafen Zuerich AG	12,387	7,972,041
Total SWITZERLAND		7,972,041
UNITED KINGDOM – 8.0%
Electricity Transmission & Distribution – 4.6%
National Grid PLC	1,361,700	18,711,810
Other – 0.9%
Royal Mail PLC	393,700	3,700,649
Water – 2.5%
Pennon Group PLC	337,200	4,181,160
United Utilities Group PLC	440,500	5,794,377
Total Water		9,975,537
Total UNITED KINGDOM		32,387,996
UNITED STATES – 44.5%
Communications – 10.7%
American Tower Corp.	288,722	23,637,670
Crown Castle International Corp.	105,500	7,783,790
SBA Communications Corp. 1	131,500	11,961,240
Total Communications		43,382,700
Gas Utilities – 1.6%
NiSource, Inc.	186,800	6,637,004
Midstream – 9.2%
Access Midstream Partners LP	135,900	7,821,045
Atlas Pipeline Partners LP 1	61,100	1,961,921
Crestwood Equity Partners LP	327,400	4,531,216
EQT Midstream Partners LP	75,600	5,316,948
MarkWest Energy Partners LP	92,300	6,029,036
The Williams Companies, Inc.	280,300	11,374,574
Total Midstream		37,034,740
Oil & Gas Storage & Transportation – 0.7%
Plains All American Pipeline LP	53,800	2,965,456
Other – 4.4%
EV Energy Partners LP	108,700	3,640,363
Teekay Corp.	122,500	6,889,400
Waste Connections, Inc.	164,300	7,206,198
Total Other		17,735,961
Pipelines – 14.6%
Enbridge Energy Management LLC 1	1	23
Energy Transfer Equity LP	172,300	8,055,025
Enterprise Products Partners LP	155,300	10,771,608
MPLX LP	39,700	1,944,903
SemGroup Corp.	120,300	7,901,304
Sempra Energy	134,900	13,052,924
Spectra Energy Corp.	470,400	17,376,576
Total Pipelines		59,102,363
Rail – 3.3%
Kansas City Southern	130,600	13,329,036

Total UNITED STATES	180,187,260
Total COMMON STOCKS (Cost $332,756,494)	391,425,881
Total Investments – 96.8% (Cost $332,756,494)	391,425,881
Other Assets in Excess of Liabilities – 3.2%	12,961,217
TOTAL NET ASSETS – 100.0%	$404,387,098

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1. — Non-income producing security.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2014
	Shares	Value
COMMON STOCKS – 98.5%
AUSTRALIA – 10.5%
Industrial – 2.3%
Goodman Group	739,000	$3,250,251
Real Estate - Diversified – 5.4%
Dexus Property Group	4,944,100	4,875,552
Mirvac Group	1,689,200	2,669,422
Total Real Estate - Diversified		7,544,974
Retail – 2.8%
Westfield Retail Trust	1,445,700	4,002,600
Total AUSTRALIA		14,797,825
AUSTRIA – 1.4%
Residential – 1.4%
Conwert Immobilien Invest SE	152,000	2,012,371
Total AUSTRIA		2,012,371
BRAZIL – 1.1%
Retail – 1.1%
Multiplan Empreendimentos Imobiliarios SA	74,800	1,594,898
Total BRAZIL		1,594,898
FRANCE – 3.9%
Real Estate - Diversified – 2.9%
Unibail-Rodamco SE	15,600	4,048,660
Retail – 1.0%
Mercialys SA 1	64,780	1,356,518
Total FRANCE		5,405,178
GERMANY – 4.6%
Mixed – 1.2%
DIC Asset AG	182,808	1,691,805
Office – 1.9%
Alstria Office REIT - AG	203,500	2,727,837
Real Estate Operator/Developer – 1.5%
Leg Immobilien AG	31,100	2,039,486
Total GERMANY		6,459,128
HONG KONG – 9.2%
Developer - Residential – 1.1%
Henderson Land Development Company Ltd.	252,900	1,479,946
Office – 2.0%
Hongkong Land Holdings Ltd.	431,200	2,792,904
Real Estate - Diversified – 6.1%
Hysan Development Company Ltd.	329,300	1,436,970
Sun Hung Kai Properties Ltd.	588,851	7,230,727
Total Real Estate - Diversified		8,667,697
Total HONG KONG		12,940,547
JAPAN – 6.5%
Industrial – 1.5%
Japan Logistics Fund Inc.	915	2,056,887
Office – 4.1%
Mitsubishi Estate Company Ltd.	244,355	5,802,370
Real Estate - Diversified – 0.9%
GLP J-Reit	1,293	1,299,767
Total JAPAN		9,159,024
NETHERLANDS – 1.0%
Retail – 1.0%
Corio NV	31,100	1,420,695

Total NETHERLANDS		1,420,695
NORWAY – 1.8%
Real Estate - Diversified – 1.8%
Norwegian Property ASA 1	2,074,084	2,511,291

Total NORWAY		2,511,291
RUSSIA – 2.0%
Retail – 2.0%
Atrium European Real Estate Ltd.	500,000	2,820,753
Total RUSSIA		2,820,753
SINGAPORE – 4.8%
Developer - Office – 2.1%
Keppel Land Ltd.	1,131,200	3,028,134
Office – 1.2%
CapitaCommercial Trust	1,488,600	1,762,309
Retail – 1.5%
CapitaMall Trust	1,439,600	2,166,062
Total SINGAPORE		6,956,505
UNITED KINGDOM – 2.4%
Retail – 2.4%
Hammerson PLC 1	368,100	3,402,966
Total UNITED KINGDOM		3,402,966
UNITED STATES – 49.3%
Healthcare – 4.5%
HCP, Inc.	52,800	2,048,112
Ventas, Inc.	70,100	4,245,957
Total Healthcare		6,294,069
Hotel – 3.8%
Host Hotels & Resorts, Inc.	131,500	2,661,560
Hyatt Hotels Corp. 1	49,300	2,652,833
Total Hotel		5,314,393
Industrial – 1.5%
DCT Industrial Trust, Inc.	260,700	2,054,316
Mixed – 2.0%
Liberty Property Trust	75,900	2,805,264
Office – 8.8%
Corporate Office Properties Trust	54,000	1,438,560
Douglas Emmett, Inc.	104,750	2,842,915
DuPont Fabros Technology, Inc.	64,700	1,557,329
Highwoods Properties, Inc.	108,400	4,163,644
Mack-Cali Realty Corp.	15,100	313,929
SL Green Realty Corp.	20,800	2,092,896
Total Office		12,409,273
Real Estate - Diversified – 2.5%
Vornado Realty Trust	35,400	3,489,024
Regional Malls – 8.4%
CBL & Associates Properties, Inc.	201,100	3,569,525
Simon Property Group, Inc.	50,800	8,331,200
Total Regional Malls		11,900,725
Residential – 11.4%
AvalonBay Communities, Inc. 1	32,400	4,254,768
Camden Property Trust	32,000	2,154,880
Equity Residential	81,900	4,749,381
Essex Property Trust, Inc.	8,100	1,377,405
Mid-America Apartment Communities Inc.	52,600	3,591,002
Total Residential		16,127,436
Self Storage – 2.6%
Iron Mountain, Inc.	135,485	3,735,322
Strip Centers – 1.9%
Brixmor Property Group, Inc.	62,900	1,341,657

DDR Corp.	82,900	1,366,192
Total Strip Centers		2,707,849
Timber – 1.9%
Weyerhaeuser Co.	89,700	2,632,695
Total UNITED STATES		69,470,366
Total COMMON STOCKS (Cost $133,449,368)		138,951,547
Total Investments – 98.5% (Cost $133,449,368)		138,951,547
Other Assets in Excess of Liabilities – 1.5%		2,137,933
TOTAL NET ASSETS – 100.0%		$141,089,480

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1. — Non-income producing security.

BROOKFIELD U.S. LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2014
		Shares	Value
	COMMON STOCKS – 99.2%
	Healthcare – 10.6%
40414L109	HCP, Inc.	32,800	$1,272,312
92276F100	Ventas, Inc.	27,300	1,653,561
	Total Healthcare		2,925,873
	Hotel – 7.6%
165240102	Chesapeake Lodging Trust	10,600	272,738
44107P104	Host Hotels & Resorts, Inc.	41,000	829,840
448579102	Hyatt Hotels Corp. 1	18,500	995,485
	Total Hotel		2,098,063
	Industrial – 3.0%
233153105	DCT Industrial Trust, Inc.	104,000	819,520
	Mixed – 4.8%
531172104	Liberty Property Trust	36,000	1,330,560
	Office – 16.7%
22002T108	Corporate Office Properties Trust	21,100	562,104
25960P109	Douglas Emmett, Inc.	35,600	966,184
26613Q106	DuPont Fabros Technology, Inc.	33,600	808,752
431284108	Highwoods Properties, Inc.	35,100	1,348,191
554489104	Mack-Cali Realty Corp.	3,400	70,686
78440X101	SL Green Realty Corp.	8,300	835,146
	Total Office		4,591,063
	Real Estate - Diversified – 4.4%
929042109	Vornado Realty Trust	12,400	1,222,144
	Regional Malls – 17.9%
124830100	CBL & Associates Properties, Inc.	79,100	1,404,025
828806109	Simon Property Group, Inc.	21,400	3,509,600
	Total Regional Malls		4,913,625
	Residential – 21.8%
53484101	AvalonBay Communities, Inc. 1	14,500	1,904,140
133131102	Camden Property Trust	12,400	835,016
29476L107	Equity Residential	27,600	1,600,524
297178105	Essex Property Trust, Inc.	3,200	544,160
59522J103	Mid-America Apartment Communities Inc.	16,400	1,119,628
	Total Residential		6,003,468
	Self Storage – 5.0%
462846106	Iron Mountain, Inc.	49,600	1,367,472
	Strip Centers – 3.9%
11120U105	Brixmor Property Group, Inc.	25,000	533,250
23317H102	DDR Corp.	32,700	538,896
	Total Strip Centers		1,072,146
	Timber – 3.3%
962166104	Weyerhaeuser Co.	31,000	909,850
	Total COMMON STOCKS (Cost $25,384,778)		27,253,784
	Total Investments – 99.2% (Cost $25,384,778)		27,253,784
	Other Assets in Excess of Liabilities – 0.8%		223,779
	TOTAL NET ASSETS – 100.0%		$27,477,563

	The following notes should be read in conjunction with the accompanying Schedule of Investments.
	1. — Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Funds’ securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Funds’ portfolios. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. As of March 31, 2014, there were no securities that were fair valued by the Adviser’s Valuation Committee.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical assets or liabilities
• Level 2 -
quoted prices in markets that are not active or other significant observable inputs(including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

• Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in Determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Brookfield Global Listed Infrastructure Fund

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$12,188,752	$-	$12,188,752
Brazil	12,969,783	-	-	12,969,783
Canada	51,253,098	-	-	51,253,098
China	-	22,640,568	-	22,640,568
France	-	15,442,997	-	15,442,997
Hong Kong	-	4,544,036	-	4,544,036
Italy	-	22,570,889	-	22,570,889
Japan	-	8,343,246	-	8,343,246
Mexico	1,865,663	-	-	1,865,663
Spain	-	19,059,552	-	19,059,552
Switzerland	-	7,972,041	-	7,972,041
United Kingdom	-	32,387,996	-	32,387,996
United States	180,187,260	-	-	180,187,260
Total	$246,275,804	$145,150,077	$-	$391,425,881

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued as a result of foreign market movements following the close of trading.  During the period ended March 31, 2014 there was a transfer from Level 1 to Level 2 of $8,524,983.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  During the period ended March 31, 2014, the Fund did not invest in any Level 3 securities.

Brookfield Global Listed Real Estate Fund

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$-	$14,797,825	$-	$14,797,825
Australia	2,012,371	-	-	2,012,371
Brazil	1,594,898	-	-	1,594,898
France	1,356,518	4,048,660	-	5,405,178
Germany	2,727,837	3,731,291	-	6,459,128
Hong Kong	-	12,940,547	-	12,940,547
Japan	-	9,159,024	-	9,159,024
Netherlands	-	1,420,695	-	1,420,695
Norway	2,511,291	-	-	2,511,291
Russia	2,820,753	-	-	2,820,753
Singapore	-	6,956,505	-	6,956,505
United Kingdom	-	3,402,966	-	3,402,966
United States	69,470,366	-	-	69,470,366
Total	$82,494,034	$56,457,513	$-	$138,951,547

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued as a result of foreign market movements following the close of trading.  During the period ended March 31, 2014 there was a transfer from Level 1 to Level 2 of $6,428,022.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  During the period ended March 31, 2014, the Fund did not invest in any Level 3 securities.

Brookfield U.S. Listed Real Estate Fund

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Common Stocks:	$27,253,784	$-	$-	$-
Total	$27,253,784	$-	$-	$-

During the period ended March 31, 2014, the Brookfield U.S. Listed Real Estate Fund did not invest in any Level 3 securities and did not have any transfers between Level 1 and Level 2.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at March 31, 2014 was as follows:

Fund
	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Brookfield Global Infrastructure Fund	$332,756,494	$62,973,905	$(4,304,518)	$58,669,387
Brookfield Global Listed Real Estate Fund	133,449,368	7,828,110	(2,325,931)	5,502,179
Brookfield U.S. Listed Real Estate Fund	25,384,778	1,915,704	(74,050)	1,841,654

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title)              /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  May 30, 2014

By (Signature and Title)              /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:  May 30, 2014